COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

22.COMMITMENTS AND CONTINGENT LIABILITIES

(1)  Commitments

Rental Agreements

The Company has entered into office and warehouse rental agreements with a related party, Terra Stabile A.E., a shareholder of which is Michail Zolotas, the Company's Vice Chairman, President and Chief Executive Officer (see Note 24), at a monthly rate of approximately €20,000. These rental agreements vary in duration—the longest agreement will expire in April 2022.

The committed rent payments for Terra Stabile A.E. as of December 31, 2011 were:

December 31, 2012	$315
December 31, 2013	320
December 31, 2014	325
December 31, 2015	330
December 31, 2016	335
Thereafter	1,740
$3,365

Commercial and Technical Ship Management Agreements

At December 31, 2009, the vessel-owning companies of the Newlead Avra, the Newlead Fortune, the High Land, the High Rider and the Ostria had technical ship management agreements with International Tanker Management Limited ("ITM") based in Dubai which were cancellable by either party with two-month notice. The agreed annual management fees were approximately $165 per vessel for both 2010 and 2009. During the year ended December 31, 2010, all ship management agreements with ITM were terminated. The vessel owning companies of the vessels signed agreements for the provision of both technical and commercial ship management services with Newlead Shipping S.A., a company that was controlled by Grandunion and that has been NewLead's subsidiary since April 1, 2010. The agreed annual management fees were approximately $197 per vessel; however, all payments to Newlead Shipping have been eliminated since the date on which Newlead Shipping became a subsidiary of Newlead.

The Chinook had a technical ship management agreement with Ernst Jacob Ship Management GmbH ("Ernst Jacob") which was terminated upon the sale of the vessel on April 15, 2010. In January 2010, the vessel owning company of the Nordanvind also signed a technical ship management agreement with Ernst Jacob which was terminated upon the sale of the vessel on September 7, 2010. The agreed annual management fees per vessel for 2010 and 2009 were approximately €153,000 and €150,000, respectively (equal to approximately $200).

At December 31, 2009, the Australia had a commercial and technical ship management agreement with Stamford Navigation Inc., or Stamford, and the China and the Brazil each had a commercial and technical ship management agreement with Newfront Shipping S.A., or Newfront. During the first quarter of 2010, these agreements were terminated. Subsequently, the vessel owning companies signed agreements for the provision of commercial and technical ship management services with Newlead Bulkers S.A., or Newlead Bulkers, a company which was controlled by Grandunion and currently is NewLead's subsidiary. The annual management fee under each of these agreements was approximately $19 per vessel; however, all payments to Newlead Shipping have been eliminated since the date on which Newlead Bulkers became a subsidiary of NewLead.

Magnus Carriers Corporation (“Magnus Carriers”), a company owned by two of the Company's former officers and directors, provided the ship-owning companies of the Newlead Avra, the Newlead Fortune, the High Land, the High Rider, the Ostria and the Chinook with non-exclusive commercial management services through commercial management agreements entered into in October 2007. These agreements were cancelled by the Company effective May 1, 2009.

 As of December 31, 2011 and 2010, the commercial and technical management services of all the Company’s owned and operated vessels were provided in-house by Newlead Shipping and Newlead Bulkers. Outstanding balances, either due or from managing agents and related parties as at December 31, 2011 and 2010, relate to amounts generated prior to the termination of the agreements described above (See Note 24).

Commitment exit

In the third quarter of 2010, the Company entered into an agreement for the acquisition of one 2006 built, 37,582 dwt, MR1 Tanker for approximately $31,800, which was to be delivered in the fourth quarter of 2010. On December 1, 2010, the Company cancelled such agreement and subsequently agreed to a final, mutual settlement in full of all the claims under the subject sale and purchase contract. In compliance with the terms and conditions of this settlement agreement, dated December 21, 2010, the Company released to the sellers the deposit of $3,177 and further incurred a termination fee of $1,950, which was paid in January 2011. The total of $5,127 was included in Impairment losses in 2010.

Newbuildings

As of December 31, 2011, the remaining commitments for one newbuilding upon its final delivery, which is expected to be in the third quarter of 2012, amounted to $19,350, all of which is payable within fiscal year 2012. On February 20, 2012, the Company received a default letter from the yard in respect of the delay of the installment of $7,400 after the completion of the “steel cutting” in September 2011. The Company is currently under negotiations with the yard and the DVB Bank for the disposal of the asset.

(2) Contingencies

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings in which the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were issued. As of December 31, 2011, the Company has provided in respect of all claims an amount equal to $7,615 ($5,380 as of December 31, 2010). Other than those listed below, there are no material legal proceedings to which the Company is a party other than routine litigation incidental to the Company's business:

•	The charterers of the Newlead Avra notified the Company in October 2008 of their intention to pursue the following claims and notified the appointment of an arbitrator in relation to them:

a)	Damages suffered by sub-charterers of the vessel relating to remaining on board cargo in New York in September 2007;

b)	Damages suffered by sub-charterers of the vessel as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

c)	Damages suffered by sub-charterers of the vessel resulting from grounding in Houston in October 2007.

The	Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

•	The charterers of the Newlead Fortune notified the Company in October 2008 of their intention to pursue the following claims, and notified the appointment of an arbitrator in relation to them:

a)	Damages as a result of a change in management and the consequent dispute regarding oil major approval from October 2007; and

b)	Damages resulting from the creation of hydrogen sulphide in the vessel's tanks at two ports in the United States.

The	Company does not anticipate any amount in excess of the amount accrued to be material to the consolidated financial statements.

•	The vessel Grand Rodosi was involved in a collision in October 2010 with the fishing vessel “Apollo S”. As of December 31, 2011, the Company estimated that the expected possible losses amount to approximately $500, which, however, are 100% covered by the P&I Club:

a)	Damage to wharf – the Company has a provided guarantee for A$3,387,500; and

b)	Pollution cleanup costs – the Company has a provided guarantee for A$500,000.

•	The charterers of the Newlead Esmeralda notified the Company in November 2010 of their intention to pursue the following claims. After discussions with the charterers in March 2011, an agreement was reached that neither party would seek any form of security in the future for the claims relating to the grounding that occurred in March 2010. The Company believes the charterer’s chances of success are remote. Below is a list of the claims:

a)	Damages for lost income as a result of cargo that was not able to be loaded, subsequent to vessel’s grounding in March 2010;

b)	Damages resulting from the prolonged storage costs due to the inability to place cargo on board the vessel; and

c)	Anticipated costs.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company's protection and indemnity (P&I) insurance coverage for pollution is $1,000,000 per vessel per incident.